Grading Indicators Related to the Bank's Retail Loans and Wholesale Loans (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Retail Loans USD ($)	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2010 Retail Loans USD ($)	Mar. 31, 2010 Retail Loans INR	Mar. 31, 2011 Retail Loans Performing INR	Mar. 31, 2010 Retail Loans Performing INR	Mar. 31, 2011 Retail Loans Performing Auto loans INR	Mar. 31, 2011 Retail Loans Performing Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Performing Other retail INR	Mar. 31, 2011 Retail Loans Performing Housing loans INR	Mar. 31, 2011 Retail Loans Impaired INR	Mar. 31, 2010 Retail Loans Impaired INR	Mar. 31, 2011 Retail Loans Impaired Auto loans INR	Mar. 31, 2011 Retail Loans Impaired Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Impaired Other retail INR	Mar. 31, 2011 Retail Loans Impaired Housing loans INR	Mar. 31, 2011 Retail Loans Auto loans USD ($)	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2010 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2010 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Other retail USD ($)	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2010 Retail Loans Other retail INR	Mar. 31, 2011 Retail Loans Housing loans USD ($)	Mar. 31, 2011 Retail Loans Housing loans INR	Mar. 31, 2011 Wholesale loans USD ($)	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2010 Wholesale loans INR	Mar. 31, 2011 Wholesale loans Impaired USD ($)	Mar. 31, 2011 Wholesale loans Impaired INR	Mar. 31, 2010 Wholesale loans Impaired INR	Mar. 31, 2011 Wholesale loans Pass USD ($)	Mar. 31, 2011 Wholesale loans Pass INR	Mar. 31, 2010 Wholesale loans Pass INR	Mar. 31, 2011 Wholesale loans Labeled USD ($)	Mar. 31, 2011 Wholesale loans Labeled INR	Mar. 31, 2010 Wholesale loans Labeled INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables	$ 37,017.3	1,648,750.3	1,320,941.0	$ 22,006.0	980,144.6	$ 16,456.8	732,984.2	968,985.1	719,946.2	256,687.6	156,978.3	352,469.9	202,849.3	11,159.5	13,038.0	982.6	1,304.9	3,745.8	5,126.2	$ 5,785.1	257,670.2	197,507.7	$ 3,553.7	158,283.2	129,413.1	$ 7,997.8	356,215.7	261,329.7	$ 4,669.4	207,975.5	$ 15,011.3	668,605.7	587,956.8	$ 213.4	9,502.9	6,224.9	$ 14,781.1	658,351.4	579,031.3	$ 16.8	751.4	2,700.6